Offerings - Offering: 1	Feb. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares ($.10 par value)
Amount Registered | shares	7,000,000
Proposed Maximum Offering Price per Unit	110.81
Maximum Aggregate Offering Price	$ 775,670,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 107,120.03
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933.